PBHG ADVISOR FUNDS, INC.

                                      PBHG
                           [GRAPHIC OF PILLAR OMITTED]

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1998

PBHG ADVISOR FUNDS, INC.
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         PBHG Advisor New Opportunities Fund
         PBHG Advisor Core Value Fund

PBHG ADVISOR FUNDS, INC.

TABLE OF CONTENTS
Management Discussion and Analysis
--------------------------------------------------------------------------------
      PBHG Advisor New Opportunities Fund                         3
      PBHG Advisor Core Value Fund                                5

Report of Independent Accountants                                 7
Schedules of Investments                                          8
Statements of Asset and Liabilities                              13
Statements of Operations                                         14
Statements of Changes in Net Assets                              15
Financial Highlights                                             16
Notes to Financial Statements                                    17

                                       2
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PBHG ADVISOR FUNDS, INC.
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PBHG ADVISOR NEW OPPORTUNITIES FUND

Portfolio Profile
OBJECTIVE: The PBHG Advisor New Opportunities Fund, a diversified portfolio, seeks long-term capital appreciation.

INVESTS IN: Primarily equity securities of companies in sectors of the economy which Pilgrim Baxter & Associates, Ltd. believes possess above average long-term growth potential.

STRATEGY: The Fund seeks to invest in companies that offer above average growth prospects in their particular sector of the economy, without regard to the company's size. Companies in the Fund's portfolio will range from small, rapidly growing companies to larger, well-established firms.

Performance
For the period from June 30, 1998 (commencement of operations) to December 31, 1998, the Fund returned 38.20% (30.25% after payment of the maximum front-end sales charge). This compares quite favorably with the Fund's benchmark, the Russell 2000 Growth Index, which returned -3.99% during the same period. Most of the outperformance was generated in the fourth quarter when the Fund benefited greatly from its heavy weighting in the technology sector, specifically stocks of Internet and Internet-related companies.

The six-month period ended December 31, 1998 was an extremely volatile time for the world's equity markets. In particular, in the fourth quarter, the world witnessed wide swings in major market averages and investor sentiment. Early in the quarter, investors saw a large drop in stock prices in response to perceived international economic crisis, political turmoil and concerns over the fate of financial institutions, notably hedge funds. The sell off didn't last long, however, as investors became very bullish in response to the Federal Reserve's announcement of an interest rate cut in response to those events.

Heading into year-end, the portfolio was positioned in the sectors and companies that we felt provided excellent growth opportunities. On December 30, 1998, the Fund received a significant cash inflow that more than doubled the Fund's assets from $4.4 million to $9.6 million. Although we were unable to fully deploy all of the new cash by year-end, we reacted quickly and put much of that cash to work within the constraints of maintaining a diversified portfolio. Since year-end we have purchased additional stocks for the portfolio and are fully invested.

We thank you for your confidence in Pilgrim Baxter & Associates, Ltd. and the PBHG Advisor New Opportunities Fund.



                                       3
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PBHG ADVISOR FUNDS, INC.
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 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG ADVISOR
  NEW OPPORTUNITIES FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE LIPPER
                       CAPITAL APPRECIATION FUNDS AVERAGE.


                                 [GRAPH OMITTED]

In the printed version there is a line graph with the following plot points depicted:

               PBHG            RUSSELL      LIPPER CAPITAL
             ADVISOR NEW     2000 GROWTH  APPRECIATION FUNDS
         OPPORTUNITIES FUND     INDEX(3)         AVERAGE(4)
6/30/98        $9,425           $10,000          $10,000
7/98            9,020             9,165            9,688
8/98            7,116             7,050            8,072
11/98           8,727             7,765            8,616
10/98           9,067             8,170            9,049
11/98          10,763             8,804            9,654
12/98          13,026             9,601           10,542

Effective October 26, 1998 and until further notice, Class A shares of the PBHG Advisor New Opportunities Fund will be sold without an initial sales charge. The chart above assumes the deduction of a 5.75% sales charge from the $10,000 initial investment in the PBHG Advisor New Opportunities Fund made on June 30, 1998. A $10,000 investment in the Fund would have grown to $13,820 without the deduction of the 5.75% sales charge.

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2   The PBHG Advisor New Opportunities Fund commenced operations on June 30,
    1998.

3 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

4 The Lipper Capital Appreciation Funds Average is an equally weighted benchmark composed of mutual funds, with the investment objective of maximum capital appreciation. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

5 Class A shares of the PBHG Advisor Fund bear a maximum front-end sales charge of 5.75% of the amount invested.




                          Average Annual Total Return (1)
                            As of December 31, 1998
                                                 Cumulative
                                                  Inception
                                                  to Date (2)
------------------------------------------------------------
  PBHG Advisor New Opportunities Fund              30.25%
  Without payment of a sales charge                38.20%5

                     Sector Weightings at December 31, 1998
                               [PIE CHART OMITTED]

In the printed version there is a pie chart with the following plot points depicted:

                                  CONSUMER (1%)
                                   HEALTH (9%)
                                  SERVICE (7%)
                                TECHNOLOGY (38%)
                              CASH EQUIVALENT (45%)

                                        4
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PBHG ADVISOR FUNDS, INC.
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PBHG ADVISOR CORE VALUE FUND

Portfolio Profile
OBJECTIVE: The PBHG Advisor Core Value Fund, a diversified portfolio, seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks and other equity securities of large, medium and small companies which are considered to be relatively undervalued based on certain proprietary measures of value.


INVESTS IN: The Fund intends to invest a majority of its assets in equity securities of undervalued issuers. The use of a valuation approach may result in investment selections that may be out of favor or counter to those of other investors. The Fund may invest in securities of companies that are considered to be financially sound and attractive based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity.

STRATEGY: We take a unique approach to value investing. When screening the universe of stocks, we disregard the 25% most expensive stocks (as most value investors would), but we also disregard the 25% of the universe that have the poorest business fundamentals, regardless of valuation. Thus, while most value investors love the cheapest stocks, we will only buy cheap stocks that have good profit prospects. Using this unique approach, we attempt to balance a potential investment's valuation against its growth prospects.

Our goal is to achieve market beating returns on as consistent a basis as possible. Our process reflects this goal by focusing our efforts on the most promising investment candidates within each sector, industry and capitalization range. Our process relies heavily on both quantitative and fundamental research to aid in the purchase and sale of investment candidates. In building the portfolio, we attempt to balance a company's long-term growth potential and near-term business results with the valuation it commands in the market place. The Fund is typically fully invested across a diversified portfolio of companies. In addition, we strive to have an aggregate P/E ratio below the Fund's benchmark, the S&P 500 Index, as well as significantly stronger current business trends and comparable long-term growth trends to those of the Index.

Performance
For the quarter ended December 31, 1998, the PBHG Advisor Core Value Fund returned 28.85% without a sales charge (21.42% taking into account the impact of the sales charge), compared to its benchmark, the S&P 500 Index, which returned 21.30%. Since inception on June 30, 1998, the Fund has returned 17.90% without a sales charge (11.12% taking into account the impact of the sales charge), compared to 9.26% for the S&P 500 Index.

The Fed easing sparked a sharp rally in the fourth quarter. Federal Reserve easings have historically been a strong positive influence on stock market returns, and there is no reason to expect this cycle to depart from past norms. While the Fed lowered rates three times last fall, the cumulative reduction only amounted to 75 basis points. As a result, the yield curve has not (yet) shifted to a steep positive slope as we initially anticipated. Fortunately, with Fed Funds at 4.75% and inflation currently running around 1%-2%, Alan Greenspan has ample room to lower short rates further over the course of 1999. Although current Federal Reserve pronouncements suggest that lower short-rates are unlikely over the near-term, we are optimistic that ongoing global imbalances such as Brazil's recent currency crisis will eventually prompt the Fed to ease more assertively. Until then, however, we would expect the market to trade sideways in volatile fashion.

Finally, no stock market commentary is complete today without a remark about the Internet. In the past 20 years, we have watched a number of manias come and go -- most notably, video games, biotechnology, home shopping and physicians practice management companies -- but we have never seen a boom on as large a scale as the Internet craze. At its recent price of $130, Internet bookseller Amazon.com has appreciated 13-fold over the past twelve months, and now sports a market capitalization of approximately $20 billion, on par with blue-chip giants Eastman Kodak and Dow Chemical. Though Amazon.com enjoys sales of $1 billion, it will lose money for the foreseeable future. Even stranger, the company's market cap is more than quadruple the combined market cap of the two largest book retailers, Barnes & Noble and Borders Group!

With that said, we should note that while the highly-visible Internet stocks have wildly exceeded any rational valuation parameters, the impact of the Internet on business and life around the world will quite possibly be the defining event of the 21st Century. Furthermore, companies that benefit from the Internet boom do not all have names ending in ".com". For example, the Fund's fourth quarter results were helped by its holdings of regional telephone companies, which profit from the proliferation of new telephone lines dedicated to Internet access. Therefore, while we would never take a serious look at any speculative Internet stock, we are continually on the lookout for mainstream investment ideas whose current business trend is accelerated by the e-commerce phenomena.



                                       5
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PBHG ADVISOR FUNDS, INC.
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 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG ADVISOR
 CORE VALUE FUND, VERSUS THE S&P 500 INDEX AND THE LIPPER GROWTH & INCOME FUNDS
                                    AVERAGE.

                                 [GRAPH OMITTED]

In the printed version there is a line graph with the following plot points depicted:

         PBHG ADVISOR CORE   S&P 500  LIPPER GROWTH & INCOME
            VALUE FUND        INDEX(3)      FUNDS AVERAGE (4)
6/30/98      $9,425         $10,000           $10,000
7/98          9,265           9,894             9,739
8/98          7,860           8,465             8,309
9/98          8,623           9,008             8,751
10/98         9,745           9,740             9,388
11/98        10,330          10,331             9,864
12/98        11,112          10,926            10,304



Effective October 26, 1998 and until further notice, Class A shares of the PBHG Advisor Core Value Fund will be sold without an initial sales charge. The chart above assumes the deduction of a 5.75% sales charge from the $10,000 initial investment in the PBHG Advisor Core Value Fund made on June 30, 1998. A $10,000 investment in the Fund would have grown to $11,790 without the deduction of the 5.75% sales charge.

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2  The PBHG Advisor Core Value Fund commenced operations on June 30, 1998.

3 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4 The Lipper Growth & Income Funds Average is an equally weighted benchmark composed of mutual funds, each of which combines growth of earnings with an income requirement for level and/or rising dividends. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

5 Class A shares of the PBHG Advisor Core Value Fund bear a maximum front-end sales charge of 5.75% of the amount invested.

                                  Total Return(1)
                             As of December 31, 1998

                                                         Cumulative
                                                          Inception
                                                          to Date (2)
---------------------------------------------------------------------
  PBHG Advisor Core Value Fund                             11.12% (5)
  Without payment of a sales charge                        17.90%

                     Sector Weightings at December 31, 1998
                               [PIE CHART OMITTED]

In the printed version there is a pie chart with the following plot points depicted:

                            COMMERCIAL SERVICES (1%)
                             CONSUMER DURABLES (4%)
                           CONSUMER NON-DURABLES (5%)
                             CONSUMER SERVICES (4%)
                           ELECTRONIC TECHNOLOGY (17%)
                              ENERGY MINERALS (1%)
                                  FINANCE (17%)
                              HEATLH SERVICES (1%)
                             HEALTH TECHNOLOGY (12%)
                            INDUSTRIAL SERVICES (1%)
                            NON-ENERGY MATERIALS (1%)
                           PRODUCER MANUFACTURING (6%)
                                RETAIL TRADE (1%)
                            TECHNOLOGY SERVICES (14%)
                               TRANSPORTATION (3%)
                                 UTILITIES (10%)
                              CASH EQUIVALENT (2%)


                        % of Total Portfolio Investments


                                        6
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PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF PBHG ADVISORS FUNDS, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments of the PBHG Advisor Funds, Inc., consisting of the PBHG Advisor Core Value Fund and PBHG Advisor New Opportunities Fund (the "Funds") and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of the Funds at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the period June 30, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers L.L.P.

Philadelphia, Pennsylvania
February 5, 1999

                                       7
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PBHG ADVISOR FUNDS, INC.
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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of December 31, 1998

PBHG ADVISOR NEW OPPORTUNITIES FUND

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
COMMON STOCK -- 46.8%
CONSUMER -- 0.6%
RETAIL-DISCOUNT STORES -- 0.6%
School Specialty*                       2,700      $   57,713
                                                   ----------
                                                       57,713
                                                   ----------
TOTAL CONSUMER (COST $52,540)                          57,713
                                                   ----------
--------------------------------------------------------------------------------
HEALTH -- 7.3%
BIOTECHNOLOGY -- 0.7%
Biomatrix*                              1,100          64,075
                                                   ----------
                                                       64,075
--------------------------------------------------------------------------------
CONTRACT RESEARCH -- 0.9%
Icon ADR*                               2,500          83,750
                                                   ----------
                                                       83,750
--------------------------------------------------------------------------------
CONTRACT SALES -- 0.9%
Professional Detailing*                 3,200          90,400
                                                   ----------
                                                       90,400
--------------------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 1.8%
Catalytica*                             4,600          82,800
Pathogenesis*                           1,600          92,800
                                                   ----------
                                                      175,600
--------------------------------------------------------------------------------
INFORMATION SYSTEMS -- 2.0%
Medical Manager*                        3,000          94,125
Medquist*                               2,500          98,750
                                                   ----------
                                                      192,875
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 1.0%
Minimed*                                  900          94,275
                                                   ----------
                                                       94,275
                                                   ----------
TOTAL HEALTH (COST $571,084)                          700,975
                                                   ----------
--------------------------------------------------------------------------------
SERVICE -- 6.3%
COMMERCIAL SERVICES -- 0.7%
Arguss Holdings*                        3,600          67,500
                                                   ----------
                                                       67,500
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 0.8%
Pacific Gateway Exchange*               1,600          76,900
                                                   ----------
                                                       76,900
--------------------------------------------------------------------------------
CONSULTING -- 0.9%
Metzler*                                1,700          82,769
                                                   ----------
                                                       82,769
--------------------------------------------------------------------------------
INFORMATION/COMPUTER SERVICE -- 0.7%
Factset Research Systems*               1,100          67,925
                                                   ----------
                                                       67,925
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
SYSTEMS INTEGRATOR -- 3.2%
Henry (Jack) & Associates               1,500       $  74,625
International Integration*              4,300          73,100
International Network Services*         1,300          86,450
USWeb*                                  2,900          76,488
                                                   ----------
                                                      310,663
                                                   ----------
TOTAL SERVICE (COST $495,371)                         605,757
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.6%
DIGITAL VIDEO RELATED -- 1.7%
Engineering Animation*                  1,900         102,600
First Visual*                           4,100          64,575
                                                   ----------
                                                      167,175
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.4%
Alpha Industries*                       1,500          54,000
RF Micro Devices*                       1,800          83,475
                                                   ----------
                                                      137,475
--------------------------------------------------------------------------------
NETWORKING SECURITY -- 0.9%
SCM Microsystems*                       1,200          85,275
                                                   ----------
                                                       85,275
--------------------------------------------------------------------------------
NETWORKING SERVICES -- 0.9%
Proxim*                                 3,300          88,069
                                                   ----------
                                                       88,069
--------------------------------------------------------------------------------
NETWORKING SOFTWARE -- 2.7%
Bindview Development*                   3,500          96,250
Micromuse*                              4,800          93,600
Visual Networks*                        1,900          71,250
                                                   ----------
                                                      261,100
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 3.6%
Applied Micro Circuits*                 2,800          95,113
Semtech*                                2,500          89,688
Sipex*                                  2,100          73,763
Transwitch*                             2,300          89,556
                                                   ----------
                                                      348,120
--------------------------------------------------------------------------------
SEMI-CONDUCTOR PRODUCTION EQUIPMENT-- 1.0%
MIPS Technologies*                      2,900          92,800
                                                   ----------
                                                       92,800
--------------------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 5.7%
Business Objects Adr*                   3,200         104,000
Citrix Systems*                           600          58,238
Iona Technologies*                      2,400          91,200
New Dimension Software*                 2,000          96,250
Peregrine Systems*                      2,400         111,300
Verity*                                 3,100          82,150
                                                   ----------
                                                      543,138
--------------------------------------------------------------------------------

                                       8
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PBHG ADVISOR FUNDS, INC.
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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of December 31, 1998

PBHG ADVISOR NEW OPPORTUNITIES FUND

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
SOFTWARE-DATABASE -- 1.0%
Pervasive Software*                     4,700      $   90,475
                                                   ----------
                                                       90,475
--------------------------------------------------------------------------------
SOFTWARE-INTERNET -- 3.7%
Concour Technologies*                   3,000          91,500
Mindspring Enterprise*                  1,300          79,381
Network Solutions*                        600          78,525
Open Text*                              4,100          99,681
                                                   ----------
                                                      349,087
--------------------------------------------------------------------------------
SOFTWARE-MIDDLEWARE -- 2.0%
New Era Of Networks*                    2,200          96,800
TSI International Software*             2,000          95,750
                                                   ----------
                                                      192,550
--------------------------------------------------------------------------------
SOFTWARE FOR MANUFACTURING -- 1.8%
Made2manage Systems*                    5,600          83,300
Symix Systems*                          4,200          88,200
                                                   ----------
                                                      171,500
--------------------------------------------------------------------------------
SOFTWARE TESTING -- 1.0%
Mercury Interactive*                    1,500          94,875
                                                   ----------
                                                       94,875
--------------------------------------------------------------------------------
TELECOMMUNICATION COMPONENTS -- 1.1%
E-Tek Dynamics*                         4,000         107,000
                                                   ----------
                                                      107,000
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 3.2%
Aware*                                  4,900         133,219
Excel Switching*                        2,600          98,800
Polycom*                                3,400          75,650
                                                   ----------
                                                      307,669
--------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 0.9%
Geotel Communications*                  2,300          85,672
                                                   ----------
                                                       85,672
                                                   ----------

TOTAL TECHNOLOGY (COST $2,231,462)                  3,121,983
                                                   ----------

TOTAL COMMON STOCK (COST $3,350,457)                4,486,425
                                                   ----------
--------------------------------------------------------------------------------

                                      Face             Market
Description                          Amount             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 39.1%
Morgan Stanley
   4.50%, Dated 12/31/98, Matures
   01/04/99, Repurchase Price $1,876,820
   (Collateralized by U.S. Treasury Note:
   Total Market Value $1,921,292)(A) $1,875,895      $1,875,895
J.P. Morgan
   4.50%, Dated 12/31/98, Matures
   01/04/99, Repurchase Price $1,875,678
   (Collateralized by U.S. Government
   Obligations: Total Market
   Value $1,912,249)(A)               1,874,754       1,874,754
                                                     ----------
TOTAL REPURCHASE AGREEMENTS (COST $3,750,649)         3,750,649
                                                     ----------
TOTAL INVESTMENTS-- 85.9% (COST $7,101,106)          $8,237,074
                                                     ----------
                                                     ----------

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

                                       9
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PBHG ADVISOR FUNDS, INC.
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SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of December 31, 1998

PBHG ADVISOR CORE VALUE FUND

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
COMMON STOCK -- 100.6%
COMMERCIAL SERVICES -- 1.4%
ADVERTISING -- 0.7%
Young & Rubicam*                          300        $  9,713
                                                   ----------
                                                        9,713
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES -- 0.7%
Reynolds & Reynolds                       400           9,175
                                                   ----------
                                                        9,175
                                                   ----------
TOTAL COMMERCIAL SERVICES (COST $17,709)               18,888
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 4.2%
HOME FURNISHINGS -- 0.3%
Ethan Allen Interiors                     100           4,100
                                                   ----------
                                                        4,100
--------------------------------------------------------------------------------
MOTOR VEHICLES -- 3.9%
Ford Motor                                900          52,819
                                                   ----------
                                                       52,819
                                                   ----------
--------------------------------------------------------------------------------
TOTAL CONSUMER DURABLES (COST $47,250)                 56,919
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 5.0%
MEAT/POULTRY/FISH -- 0.9%
Conagra                                   400          12,600
                                                   ----------
                                                       12,600
--------------------------------------------------------------------------------
PACKAGE GOODS/COSMETICS -- 1.7%
Clorox                                    200          23,363
                                                   ----------
                                                       23,363
--------------------------------------------------------------------------------
PACKAGED FOODS -- 2.4%
Quaker Oats                               200          11,900
Ralston Purina                            100           3,238
Sara Lee                                  600          16,913
                                                   ----------
                                                       32,051
                                                   ----------
TOTAL CONSUMER NON-DURABLES (COST $67,214)             68,014
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.2%
BOOKS/MAGAZINES -- 0.8%
Scholastic*                               200          10,725
                                                   ----------
                                                       10,725
--------------------------------------------------------------------------------
HOTELS/RESORTS -- 1.1%
Royal Caribbean Cruises                   400          14,800
                                                   ----------
                                                       14,800
--------------------------------------------------------------------------------
NEWSPAPERS -- 1.1%
Knight-Ridder                             300          15,338
                                                   ----------
                                                       15,338
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
RESTAURANTS -- 1.2%
Rock Bottom Restaurants*                1,200        $  6,525
Tricon Global Restaurants*                200          10,025
                                                   ----------
                                                       16,550
                                                   ----------
TOTAL CONSUMER SERVICES (COST $45,994)                 57,413
                                                   ----------
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 17.1%
COMPUTER COMMUNICATIONS -- 0.7%
Cisco Systems*                            100           9,280
                                                   ----------
                                                        9,280
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.3%
Hadco*                                  1,000          35,000
Plexus*                                   300          10,163
                                                   ----------
                                                       45,163
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING -- 2.7%
Dell Computer*                            200          14,638
IBM                                       100          18,475
NCR*                                      100           4,175
                                                   ----------
                                                       37,288
--------------------------------------------------------------------------------
ELECTRONIC PRODUCTION EQUIPMENT -- 1.8%
Novellus Systems*                         500          24,750
                                                   ----------
                                                       24,750
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 5.7%
Altera*                                   100           6,088
Intel                                     400          47,425
Level One Communications*                 300          10,650
Micron Technology                         100           5,056
Texas Instruments                         100           8,556
                                                   ----------
                                                       77,775
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.9%
Advanced Fibre*                         2,500          27,344
Motorola                                  200          12,213
                                                   ----------
                                                       39,557
                                                   ----------
TOTAL ELECTRONIC TECHNOLOGY (COST $198,734)           233,813
                                                   ----------
--------------------------------------------------------------------------------
ENERGY MINERALS -- 0.5%
INTEGRATED OIL COMPANIES -- 0.5%
Conoco, Cl A*                             300           6,263
                                                   ----------
                                                        6,263
                                                   ----------
TOTAL ENERGY MINERALS (COST $6,900)                     6,263
                                                   ----------
--------------------------------------------------------------------------------
FINANCE  -- 17.6%
FINANCE COMPANIES -- 1.9%
Freddie Mac                               400          25,775
                                                   ----------
                                                       25,775
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKERS/SERVICES-- 0.3%
PaineWebber Group                         100           3,863
                                                   ----------
                                                        3,863
--------------------------------------------------------------------------------

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of December 31, 1998
                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
INVESTMENT MANAGERS -- 2.8%
Affiliated Managers Group*                300        $  8,963
Federated Investors                       400           7,250
Waddell & Reed Financial                  900          21,319
                                                   ----------
                                                       37,532
--------------------------------------------------------------------------------
MAJOR BANKS -- 6.2%
Bankboston                                700          27,256
Chase Manhattan                           200          13,613
Fleet Financial Group                     600          26,813
PNC Bank                                  300          16,238
                                                   ----------
                                                       83,920
--------------------------------------------------------------------------------
MID-SIZED BANKS -- 3.3%
Amsouth Bank                              500          22,813
Hibernia, Cl A                          1,300          22,588
                                                   ----------
                                                       45,401
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.4%
American International Group              200          19,325
                                                   ----------
                                                       19,325
--------------------------------------------------------------------------------
PROPERTY-CASUALTY INSURERS -- 1.3%
Progressive                               100          16,938
                                                   ----------
                                                       16,938
--------------------------------------------------------------------------------
SPECIALTY INSURERS -- 0.4%
AMBAC Financial Group                     100           6,015
                                                   ----------
                                                        6,015
                                                   ----------
TOTAL FINANCE (COST $221,388)                         238,769
                                                   ----------
--------------------------------------------------------------------------------
HEALTH SERVICES -- 0.9%
SERVICES TO THE HEALTH INDUSTRY -- 0.9%
Pharmaceutical Product*                   400          12,023
                                                   ----------
                                                       12,023
                                                   ----------
TOTAL HEALTH SERVICES (COST $10,863)                   12,023
                                                   ----------
--------------------------------------------------------------------------------
HEALTH TECHNOLOGY -- 12.1%
MAJOR PHARMACEUTICALS -- 10.2%
Abbott Laboratories                       700          34,300
Lilly (Eli)                               200          17,775
Schering Plough                           600          33,150
Warner Lambert                            700          52,631
                                                   ----------
                                                      137,856
--------------------------------------------------------------------------------
OTHER PHARMACEUTICALS -- 1.9%
Allergan                                  400          25,900
                                                   ----------
                                                       25,900
                                                   ----------
TOTAL HEALTH TECHNOLOGY (COST $152,836)               163,756
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 1.1%
ENGINEERING & CONSTRUCTION -- 1.1%
Modtech*                                1,000       $  15,250
                                                   ----------
                                                       15,250
                                                   ----------
TOTAL INDUSTRIAL SERVICES (COST $17,500)               15,250
                                                   ----------
--------------------------------------------------------------------------------
NON-ENERGY MINERALS -- 1.5%
BUILDING MATERIALS -- 1.5%
Owens Corning                             300          10,631
USG                                       200          10,188
                                                   ----------
                                                       20,819
                                                   ----------
TOTAL NON-ENERGY MINERALS (COST $17,157)               20,819
                                                   ----------
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING -- 6.4%
AUTO PARTS: O.E.M. -- 0.9%
Federal-Mogul                             200          11,900
                                                   ----------
                                                       11,900
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY/COMPONENTS -- 2.0%
Varlen                                  1,200          27,675
                                                   ----------
                                                       27,675
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES -- 3.5%
Lexmark International*                    200          20,100
Miller (Herman)                         1,000          26,875
                                                   ----------
                                                       46,975
                                                   ----------
TOTAL PRODUCER MANUFACTURING (COST $72,632)            86,550
                                                   ----------
--------------------------------------------------------------------------------
RETAIL TRADE -- 1.3%
FOOD CHAINS -- 1.3%
Kroger*                                   300          18,150
                                                   ----------
                                                       18,150
                                                   ----------
TOTAL RETAIL TRADE (COST $17,362)                      18,150
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY SERVICES -- 14.0%
COMPUTER SOFTWARE -- 12.1%
Adobe Systems                             700          32,725
BMC Software*                             100           4,456
Computer Associates International         200           8,525
Informix*                               3,000          29,625
Mapics*                                   500           8,250
Microsoft*                                100          13,869
Novell*                                 2,000          36,250
Sterling Software*                        300           8,119
Timberline Software                     1,600          22,000
                                                   ----------
                                                      163,819
--------------------------------------------------------------------------------
EDP SERVICES -- 0.3%
Keane*                                    100           3,994
                                                   ----------
                                                        3,994
--------------------------------------------------------------------------------
ELECTRONICS DISTRIBUTORS -- 1.6%
Arrow Electronics*                        800          21,350
                                                   ----------
                                                       21,350
                                                   ----------

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of December 31, 1998

PBHG ADVISOR CORE VALUE FUND
                                                       Market
Description                           Shares            Value
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY SERVICES (COST $168,762)             189,163
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.4%
AIR FREIGHT/DELIVERY SERVICES -- 1.8%
Eagle Usa Airfreight*                   1,000          24,500
                                                   ----------
                                                       24,500
--------------------------------------------------------------------------------
AIRLINES -- 1.6%
AMR*                                      300          17,813
Continental Air*                          100           3,350
                                                   ----------
                                                       21,163
                                                   ----------

TOTAL TRANSPORTATION (COST $41,732)                    45,663
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 9.9%
ELECTRIC UTILITIES: EAST -- 2.1%
PECO Energy                               700          29,138
                                                   ----------
                                                       29,138
--------------------------------------------------------------------------------
ELECTRIC UTILITIES: SOUTH -- 3.0%
Florida Progress                          200           8,963
Houston Industries                      1,000          32,125
                                                   ----------
                                                       41,088
--------------------------------------------------------------------------------
MAJOR U.S. TELECOMMUNICATIONS -- 4.3%
Ameritech                                 100           6,338
MCI Worldcom*                             200          14,350
Sprint (Fon Group)                        300          25,238
US West (New)                             200          12,925
                                                   ----------
                                                       58,851
--------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS -- 0.5%
Century Telephone                         100           6,745
                                                   ----------
                                                        6,745
                                                   ----------
TOTAL UTILITIES (COST $121,911)                       135,822
                                                   ----------
TOTAL COMMON STOCK (COST $1,225,944)                1,367,275
                                                   ----------
--------------------------------------------------------------------------------

                                       Face            Market
Description                           Amount            Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
Morgan Stanley 4.50%, Dated 12/31/98,
   Matures 01/04/99, Repurchase Price
   $22,687 (Collateralized by U.S. Treasury
   Note: Total Market Value $23,225)(A)$22,676     $   22,676
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $22,676)              22,676
                                                   ----------

TOTAL INVESTMENTS-- 102.3% (COST $1,248,620)       $1,389,951
                                                   ----------
                                                   ----------

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
As of December 31, 1998

                                                                                        -----------------    -------------
                                                                                          PBHG ADVISOR       PBHG ADVISOR
                                                                                        NEW OPPORTUNITIES     CORE VALUE
                                                                                             FUND(1)            FUND(1)
                                                                                        -----------------    -------------
ASSETS:
     Investments, at value (Cost $3,350,457 and $1,225,944 respectively)                   $4,486,425        $1,367,275
     Repurchase Agreements, at value (Cost $3,750,649 and $22,676 respectively)             3,750,649            22,676
     Cash                                                                                   1,374,346                --
     Receivable for investments sold                                                               --            89,378
     Accrued dividend and interest income                                                       1,652               497
                                                                                           ----------        ----------
         Total assets                                                                       9,613,072         1,479,826
                                                                                           ----------        ----------
LIABILITIES:
     Payable for investment securities purchased                                                   --          (100,343)
     Accrued expenses                                                                         (23,857)          (21,028)
                                                                                           ----------        ----------
     Total liabilities                                                                        (23,857)         (121,371)
                                                                                           ----------        ----------
NET ASSETS:
     Paid-in-capital (authorized 100 million shares for the PBHG Advisor New
       Opportunities and the PBHG Advisor Core Value Funds - $0.001 par value)
       based on 693,628
       and 115,265 outstanding shares of common stock respectively                          8,158,077         1,157,285
     Undistributed net investment income (loss)                                                (9,506)               15
     Accumulated net realized gain on investments                                             304,676            59,824
     Net unrealized appreciation on investments                                             1,135,968           141,331
                                                                                           ----------        ----------
     Net assets                                                                            $9,589,215        $1,358,455
                                                                                           ----------        ----------
     Net Asset Value and Redemption Price Per Share                                            $13.82            $11.79
                                                                                           ----------        ----------
                                                                                           ----------        ----------
     Offering Price Per Share                                                                  $14.66            $12.51
                                                                                           ----------        ----------
                                                                                           ----------        ----------

(1) THE PBHG ADVISOR NEW OPPORTUNITIES FUND AND THE PBHG ADVISOR CORE VALUE FUND COMMENCED OPERATIONS ON JUNE 30, 1998.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended December 31, 1998

                                                             -----------------              --------------
                                                               PBHG ADVISOR                  PBHG ADVISOR
                                                             NEW OPPORTUNITIES                CORE VALUE
                                                                 FUND (1)                      FUND (1)
                                                             -----------------              --------------
INVESTMENT INCOME:
   Dividends                                                $         163                    $    6,540
   Interest                                                         6,715                         1,591
                                                               ----------                      --------
      Total Investment Income                                       6,878                         8,131
                                                               ----------                      --------
EXPENSES:
   Investment Advisory Fees                                         7,268                         3,453
   Administrative Fees                                              1,579                           863
   Custodian Fees                                                   2,681                         6,208
   Professional Fees                                                3,234                         1,363
   Transfer Agent Fees                                              6,118                         6,193
   Printing Fees                                                    3,938                         2,696
   Directors' Fees                                                  1,191                           844
   Registration and Filing Fees                                    10,031                        10,054
   Distribution Fees                                               13,138                        11,952
   Insurance and Other Expenses                                       514                           628
                                                               ----------                      --------
      Total Expenses                                               49,692                        44,254
                                                               ----------                      --------
   Waiver of Investment Advisory Fees                              (7,268)                       (3,453)
   Reimbursement of Other Expenses by Advisor                     (26,040)                      (32,685)
                                                               ----------                      --------
   Net Expenses                                                    16,384                         8,116
                                                               ----------                      --------
NET INVESTMENT INCOME (LOSS)                                       (9,506)                           15
                                                               ----------                      --------

Net Realized Gain from Security Transactions                      304,676                        59,824
Net Change in Unrealized Appreciation on Investments            1,135,968                       141,331
                                                               ----------                      --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 1,440,644                       201,155
                                                               ----------                      --------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $1,431,138                      $201,170
                                                               ----------                      --------
                                                               ----------                      --------

(1) THE PBHG ADVISOR NEW OPPORTUNITIES FUND AND THE PBHG ADVISOR CORE VALUE FUND COMMENCED OPERATIONS ON JUNE 30, 1998.
AMOUNTS DESIGNATED AS -- ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Period Ended December 31, 1998

                                                                      -----------------               ------------
                                                                        PBHG ADVISOR                  PBHG ADVISOR
                                                                      NEW OPPORTUNITIES                CORE VALUE
                                                                          FUND (1)                      FUND (1)
                                                                      ----------------                ------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                         $   (9,506)                         $ 15
   Net Realized Gain from Security Transactions                            304,676                        59,824
   Net Change in Unrealized Appreciation on Investments                  1,135,968                       141,331
                                                                        ----------                    ----------
   Net Increase in Net Assets Resulting from Operations                  1,431,138                       201,170
                                                                        ----------                    ----------
   Distributions to Shareholders From:
   Net Investment Income                                                       --                             --
   Net Realized Gains from Security Transactions                               --                             --
                                                                        ----------                    ----------
   Total Distributions                                                         --                             --
                                                                        ----------                    ----------
CAPITAL SHARE TRANSACTIONS (A):
   Shares Issued                                                         8,162,978                     1,157,400
   Shares Issued upon Reinvestment of Distributions                             --                            --
   Shares Redeemed                                                          (4,901)                         (115)
                                                                        ----------                    ----------
   Increase in Net Assets Derived from Capital Share Transactions        8,158,077                     1,157,285
                                                                        ----------                    ----------
     Total Increase in Net Assets                                        9,589,215                     1,358,455
                                                                        ----------                    ----------
NET ASSETS:
   Beginning of Period                                                          --                            --
                                                                        ----------                    ----------
   End of Period                                                        $9,589,215                    $1,358,455
                                                                        ----------                    ----------
                                                                        ----------                    ----------
(A) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                           693,991                       115,275
   Shares Issued upon Reinvestment of Distributions                             --                            --
   Shares Redeemed                                                            (363)                          (10)
                                                                        ----------                    ----------
   Net Increase in Shares Outstanding                                      693,628                       115,265
                                                                        ----------                    ----------
                                                                        ----------                    ----------

(1) THE PBHG ADVISOR NEW OPPORTUNITIES FUND AND THE PBHG ADVISOR CORE VALUE FUND COMMENCED OPERATIONS ON JUNE 30, 1998.
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended December 31

                                                                                                                      Ratio
                                                                                                                     of Net
           Net                                                                 Net             Net                 Investment
          Asset        Net     Realized and   Distributions Distributions     Asset          Assets     Ratio        Income
          Value    Investment   Unrealized      from Net        from          Value            End    of Expenses    (Loss)
        Beginning    Income   Gains or Losses  Investment      Capital         End   Total  of Period to Average   to Average
        of Period    (Loss)   on Securities      Income         Gains      of Period Return+  (000)   Net Assets*  Net Assets*
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
PBHG ADVISOR NEW OPPORTUNITIES FUND
-----------------------------------
  1998 1 $10.00     ($0.01)       $3.83            --             --          $13.82  38.2%+  $9,589    1.56%      (0.91%)

----------------------------
PBHG ADVISOR CORE VALUE FUND
----------------------------
  1998 1 $10.00      $0.00        $1.79            --             --          $11.79  17.9%+  $1,358    1.41%       0.00%


                                                   Ratio
                                                   of Net
                                       Ratio     Investment
                                    of Expenses  Income (Loss)
                                    to Average    to Average
                                    Net Assets    Net Assets
                                    (Excluding    (Excluding
                                     Waivers and  Waivers and  Portfolio
                                     Reimburse-   Reimburse-    Turnover
                                       ments)*      ments)*      Rate
-------------------------------------------------------------------------
-----------------------------------
PBHG ADVISOR NEW OPPORTUNITIES FUND
-----------------------------------
  1998 1                               4.74%       (4.08%)      212.26%

----------------------------
PBHG ADVISOR CORE VALUE FUND
----------------------------
  1998 1                               7.73%       (6.31%)      519.62%


1 THE PBHG ADVISOR NEW OPPORTUNITIES FUND AND THE PBHG ADVISOR CORE VALUE FUND
  COMMENCED OPERATIONS ON JUNE 30, 1998.
+ TOTAL RETURNS ARE NOT ANNUALIZED.
* ANNUALIZED.

AMOUNTS DESIGNATED AS "____" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

PBHG ADVISOR FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of December 31, 1998



1. ORGANIZATION

PBHG Advisor Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seventeen series: the PBHG Advisor Core Value Fund (the "Core Value Fund"), the PBHG Advisor Value Opportunities Fund (the "Value Opportunities Fund"), the PBHG Advisor New Contrarian Fund (the "New Contrarian Fund"), the PBHG Advisor REIT Fund (the "REIT Fund"), the PBHG Advisor Large Cap Concentrated Fund (the "Large Cap Concentrated Fund"), the PBHG Advisor Growth II Fund (the "Growth II Fund"), the PBHG Advisor New Opportunities Fund (the "New Opportunities Fund"), the PBHG Advisor Global Technology & Communications Fund (the "Global Technology & Communications Fund"), the PBHG Advisor Blue Chip Growth Fund (the "Blue Chip Growth Fund"), the PBHG Advisor Growth Opportunities Fund (the "Growth Opportunities Fund"), the PBHG Advisor Enhanced Equity Fund (the "Enhanced Equity Fund"), the PBHG Advisor Trend Fund (the "Trend Fund") and the PBHG Advisor Defensive Equity Fund (the "Defensive Equity Fund"), (collectively referred to as the "Equity Funds"), the PBHG Advisor Master Fixed Income Fund (the "Master Fixed Income Fund"), the PBHG Advisor High Yield Fund (the "High Yield Fund"), the PBHG Advisor Cash Reserves Fund (the "Cash Reserves Fund"), and the PBHG Advisor Short-Term Government Fund (the "Short-Term Government Fund") (each a "Fund" and, collectively, the "Funds"). As of December 31, 1998, the Value Opportunities Fund, the New Contrarian Fund, the Reit Fund, the Growth II Fund, the Global Technology & Communications Fund, the Growth Opportunities Fund, the Trend Fund and the High Yield Fund had not commenced operations. The Blue Chip Growth Fund, Cash Reserves Fund and the Large Cap Concentrated Fund commenced operations on June 30, 1998 and ceased operations on or before December 31, 1998. The Financial Statements presented herein do not include the Defensive Equity Fund, Enhanced Equity Fund, Master Fixed Income Fund or Short-Term Government Fund which are presented separately. Each of the Funds has distinct investment objectives and policies that are described in its prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.



2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Funds that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the primary exchange (currently 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods. Acquisition discounts and premiums are accreted and amortized to maturity using a method which approximates the effective interest method.

DIVIDENDS -- Dividends from net investment income for the Funds are declared annually, if available. Distributions of net realized capital gains, for the Funds, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes, and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees and transfer agent fees, are borne directly by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires, management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.



3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at

PBHG ADVISOR FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of March 31, 1998

an annual rate of 0.75% of the average net assets of the New Opportunities Fund and 0.60% of the average net assets of the Core Value Fund.

Pilgrim Baxter Value Investors ("Value Investors") serves as the sub-adviser to the Core Value Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Value Investors is entitled to receive, from the Adviser, a sub-advisory fee with respect to the average daily net assets of the Fund that is computed daily and paid monthly at an annual rate of 0.40%. Value Investors receives no fees directly from the Core Value Fund.

In the interest of limiting the expenses of the PBHG Advisor Funds, the Adviser has entered into an Expense Limitation Agreement with the Company, on behalf of each Fund. The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Fund as follows: 0.82% of the Core Value Fund and 0.97% of the New Opportunities Fund. The expenses subject to such limitation are those that are not specifically allocated to a class of shares of a Fund under the Company's multiple class plan (the "Rule 18f-3 Plan") including, but not limited to, investment advisory fees of the Adviser, but excluding: (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expense specifically allocated to a class of shares of a Fund under the Rule 18f-3 Plan, such as Rule 12b-1 expenses and transfer agency fees; and (iii) other extraordinary expenses not incurred in the ordinary course of a Fund's business. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when such Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentages discussed in this paragraph. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the specified percentage; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. The total amount of reimbursement to which the Adviser may be entitled shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund, during any of the previous two fiscal years, less any reimbursement previously paid by such Fund to the Adviser.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Funds.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Corporation, is the owner of all beneficial interest in SEI Investments Mutual Fund Services (the "Sub-Administrator"). The
Sub-Administrator assists the Administrator in providing administrative services to the Funds.

PBHG Fund Distributors, a wholly owned subsidiary of the Adviser, provides the Funds with distribution services.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent for the Funds under a transfer agent agreement with the Funds. PBHG Fund Services provides shareholder support and other shareholder account-related services with assistance from UAM Shareholder Service Center, Inc. First Union National Bank serves as the custodian for the Funds.

The Funds have adopted Distribution Plans (the "12b-1 Plan") for those Funds offering Class A and B shares. The Plan provides for the payment by the Funds to the Distributor of up to 0.35% of each Fund's average net assets attributable to Class A shares and up to 1.00% for Class B shares. The Funds' directors have determined that payments under the 12b-1 distribution plan for Class A shares will currently be limited to 0.25%. Class I shares are not subject to 12b-1 fees.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor receive no compensation from the Fund for their services.



4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments for the funds for the year ended December 31, 1998 were as follows:

                              PURCHASES           SALES
                             ------------     --------------
New Opportunities Fund       $7,990,880         $4,945,098
Core Value Fund               7,177,864          6,011,743

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities for Federal income tax purposes at December 31, 1998 are as follows:

                                                               TOTAL COST
                                                    NET       OF SECURITIES
                                                UNREALIZED    FOR FEDERAL
                      UNREALIZED   UNREALIZED  APPRECIATION/   INCOME TAX
                     APPRECIATION DEPRECIATION (DEPRECIATION)   PURPOSES
                     ------------ ------------ -------------- ------------
New Opportunities Fund $1,150,354   $14,386     $1,135,968    $7,101,106
Core Value Fund           155,403    14,072        141,331     1,248,620



5. LINE OF CREDIT

Each Fund may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund, (ii) The PBHG Funds, Inc. and (iii) PBHG Insurance Series Fund, Inc. Draws on the line of credit will bear interest at the Federal Funds Rate plus 0.40%. The PBHG Advisor New Opportunities Fund and the PBHG Advisor Core Value Fund did not draw on the line of credit during the period ended December 31, 1998.

                            PBHG ADVISOR FUNDS, INC.
                           [GRAPHIC OF PILLAR OMITTED]
P.O. Box 419534
Kansas City, MO 64141-6534

Investment Adviser:
Pilgrim Baxter & Associates, Ltd.

Distributor
PBHG Fund Distributors

To open an account, receive account information or request literature call 1-800-433-0051

                                                                 BD-Advisor 1998